UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21479
Madison Harbor Balanced Strategies, Inc.
(Exact name of registrant as specified in charter)

Madison Harbor Balanced Strategies, Inc.
The Chrysler Building
405 Lexington Avenue
47th Floor
New York, NY 10174
(Address of principal executive offices)
Madison Harbor Balanced Strategies, Inc.
The Chrysler Building
405 Lexington Avenue
47th Floor
New York, NY 10174
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-212-380-5500
Date of fiscal year end: March 31, 2012
Date of reporting period: June 30, 2011

MADISON HARBOR BALANCED STRATEGIES, INC.
Consolidated Schedule of Investments
June 30, 2011
(unaudited)
Item 1. Schedule of Investments
Included herein pursuant to rule 30b1-5 under the Investment Company Act of 1940.

	Commitment /	Unfunded		% of Net
Description	Principal Amount	Commitment	Value	Assets

Private Equity Real Estate Funds (“Underlying Funds”) (1)
Harrison Street Real Estate Partners I, LP	$5,277,700	$383,571	$4,470,817	16.24%
Urban American Real Estate Fund II, LP	5,000,000	—	4,186,893	15.21%
Exeter Industrial Value Fund, LP	5,000,000	350,000	3,864,469	14.04%
Parmenter Realty Fund III, LP	2,500,000	134,230	1,969,916	7.16%
Five Arrows Realty Securities IV, LP	2,000,000	—	1,821,617	6.62%
Legg Mason Real Estate Capital II, Inc.	1,500,000	—	1,419,728	5.16%
Barrow Street Real Estate Investment Fund III, LP (2)	4,400,000	342,275	1,218,116	4.43%
Guardian Realty Fund II, LLC	1,500,000	210,989	1,067,370	3.88%
Legacy Partners Realty Fund I, LLC	2,000,000	—	942,940	3.43%
RREEF America REIT III, Inc. (3)	1,500,000	—	447,636	1.63%
Thor Urban Property Fund II, Inc.	5,000,000	3,774,419	428,166	1.55%
Keystone Property Fund II, LP	2,500,000	—	314,115	1.14%
Pearlmark Mezzanine Realty Partners II, L.L.C.	1,478,000	—	154,494	0.56%
Legacy Partners Realty Fund II, LLC	2,800,000	—	—	0.00%

Total private equity real estate funds (cost $34,452,507)	$42,455,700	$5,195,484	$22,306,277	81.05%

Fixed Income Securities
FHLMC Series 3149, Class PC, Dated 05/01/06, 6.0%, Due 10/15/31	$264,138	—	$268,631	0.98%
FHLMC Series 2727, Class PE, Dated 01/01/04, 4.5%, Due 07/15/32	99,000	—	105,819	0.39%
FHLMC Series 2597, Class AB, Dated 04/01/03, 5.0%, Due 03/15/32	52,343	—	54,037	0.20%
FHLMC Series 3145, Class KC, Dated 04/01/06, 5.0%, Due 07/15/30	50,000	—	52,802	0.19%
FHLMC Series 2495, Class LL, Dated 09/01/02, 5.5%, Due 09/15/32	36,000	—	39,083	0.14%
FHLMC Series 2671, Class EK, Dated 09/01/03, 5.5%, Due 09/15/33	35,577	—	39,038	0.14%
FHLMC Series 2751, Class BD, Dated 02/01/04, 4.0%, Due 10/15/18	27,555	—	28,644	0.10%
FHLMC Series 2378, Class BD, Dated 11/01/01, 5.5%, Due 11/15/31	26,564	—	28,583	0.10%
FHLMC Series 2558, Class DE, Dated 01/01/03, 5.5%, Due 09/15/32	25,000	—	27,302	0.10%
FHLMC Series 2937, Class VC, Dated 02/01/05, 5.0%, Due 06/15/14	25,753	—	27,112	0.10%
FHLMC Series 2931, Class DC, Dated 02/01/05, 4.0%, Due 06/15/18	25,000	—	26,080	0.09%
FHLMC Series 2778, Class BQ, Dated 04/01/04, 5.0%, Due 09/15/31	25,000	—	26,031	0.09%
FHLMC Series 2986, Class PE, Dated 06/01/05, 5.5%, Due 10/15/33	24,000	—	25,987	0.09%
FHLMC Series 2720, Class PC, Dated 12/01/03, 5.0%, Due 12/15/23	18,276	—	19,887	0.07%
FHLMC Series 2864, Class NA, Dated 09/01/04, 5.5%, Due 01/15/31	17,728	—	18,484	0.07%
FHLMC Series 2544, Class DK, Dated 12/01/02, 5.5%, Due 04/15/32	17,481	—	18,149	0.07%
FHLMC Series 2870, Class AE, Dated 10/01/04, 4.5%, Due 10/15/19	16,454	—	17,205	0.06%
FHLMC Series 2735, Class PG, Dated 01/01/04, 5.5%, Due 09/15/32	16,119	—	16,908	0.06%
FHLMC Series 2994, Class ND, Dated 06/01/05, 5.0%, Due 11/15/32	15,364	—	16,013	0.06%
FHLMC Series 2780, Class JA, Dated 04/01/04, 4.5%, Due 04/15/19	14,354	—	15,306	0.06%
FHLMC Series 2828, Class JK, Dated 07/01/04, 4.5%, Due 07/15/19	13,133	—	13,760	0.05%
FHLMC Series 3209, Class TB, Dated 08/01/06, 5.0%, Due 06/15/31	9,264	—	9,354	0.03%
FHLMC Series 3035, Class PA, Dated 09/01/05, 5.5%, Due 09/15/35	8,598	—	9,263	0.03%
FHLMC Series 1628, Class LZ, Dated 12/01/93, 6.5%, Due 12/15/23	7,296	—	8,120	0.03%
FHLMC Series 2932, Class AP, Dated 02/01/05, 5.0%, Due 01/15/31	5,487	—	5,519	0.02%
FHLMC Series 2687, Class MQ, Dated 10/01/03, 4.5%, Due 10/15/18	5,160	—	5,205	0.02%
FNMA Series 2003-66, Class MB, Dated 06/01/03, 3.5%, Due 05/25/23	193,847	—	200,963	0.73%
FNMA Series 2004-58, Class LJ, Dated 06/25/04, 5.0%, Due 07/25/34	193,651	—	199,440	0.72%
FNMA Series 2003-71, Class HC, Dated 07/01/03, 3.5%, Due 08/25/33	162,478	—	169,666	0.62%
FNMA Series 2007-82, Class B, Dated 07/01/07, 5.0%, Due 11/25/33	94,999	—	101,058	0.37%
FNMA Series 1993-178, Class PK, Dated 09/01/93, 6.5%, Due 09/25/23	59,239	—	66,225	0.24%
FNMA Series 2003-17, Class HC, Dated 02/01/03, 5.0%, Due 03/25/18	54,000	—	58,591	0.21%
FNMA Series 2001-51, Class GH, Dated 09/01/01, 5.5%, Due 10/25/31	51,859	—	56,938	0.21%
FNMA Series 2005-58, Class MA, Dated 06/01/05, 5.5%, Due 07/25/35	45,853	—	50,205	0.18%
FNMA Series 2007-77, Class TC, Dated 07/01/07, 5.5%, Due 09/25/34	45,000	—	48,693	0.18%
FNMA Series 2003-109, Class CB, Dated 10/01/03, 4.0%, Due 11/25/18	43,000	—	45,393	0.16%
FNMA Series 2007-51, Class PA, Dated 05/01/07, 5.5%, Due 05/25/37	38,681	—	42,242	0.15%
FNMA Series 2004-88, Class HA, Dated 11/01/04, 6.5%, Due 07/25/34	31,811	—	34,124	0.12%
FNMA Series 2003-22, Class KL, Dated 03/01/03, 5.5%, Due 09/25/32	30,000	—	32,513	0.12%
FNMA Series 1998-66, Class B, Dated 11/01/98, 6.5%, Due 12/25/28	24,896	—	27,684	0.10%

MADISON HARBOR BALANCED STRATEGIES, INC.
Consolidated Schedule of Investments
June 30, 2011
(unaudited) (continued)

	Commitment /	Unfunded		% of Net
Description	Principal Amount	Commitment	Value	Assets

Fixed Income Securities (continued)
FNMA Series 2003-37, Class QD, Dated 04/01/03, 5.0%, Due 05/25/32	$24,113	—	$25,402	0.09%
FNMA Series 2004-37, Class GC, Dated 05/01/04, 5.25%, Due 08/25/31	20,979	—	21,294	0.08%
FNMA Series 1990-108, Class G, Dated 09/01/90, 7.0%, Due 09/25/20	15,278	—	17,085	0.06%
FNMA Series 2003-46, Class DA, Dated 05/01/03, 5.0%, Due 04/25/32	15,436	—	16,254	0.06%
FNMA Series 2010-9, Class KA, Dated 01/01/10, 3.0%, Due 01/25/40	14,771	—	15,168	0.06%
FNMA Series 2003-71, Class UA, Dated 07/01/03, 4.0%, Due 08/25/18	13,130	—	13,726	0.05%
FNMA Series 2004-91, Class A, Dated 11/01/04, 5.0%, Due 11/25/32	10,592	—	10,947	0.04%
FNMA Series 2003-33, Class AE, Dated 04/01/03, 4.5%, Due 03/25/33	3,051	—	3,207	0.01%
GNMA Series 2009-89, Class E, Dated 10/01/09, 3.0%, Due 10/16/39	345,181	—	354,976	1.29%
GNMA Series 2004-75, Class NG, Dated 09/01/04, 5.5%, Due 09/20/33	229,000	—	247,291	0.90%
GNMA Series 2008-87, Class BG, Dated 10/01/08, 5.5%, Due 04/20/36	157,958	—	159,217	0.58%
GNMA Series 2009-34, Class DA, Dated 05/01/09, 4.5%, Due 03/20/34	146,412	—	153,943	0.56%
GNMA Series 2008-63, Class KH, Dated 07/01/08, 5.5%, Due 02/20/37	128,543	—	134,056	0.49%
GNMA Series 2008-1, Class ET, Dated 01/01/08, 5.5%, Due 11/20/36	75,000	—	79,976	0.29%
GNMA Series 2003-57, Class D, Dated 07/01/03, 5.0%, Due 04/20/33	72,000	—	78,685	0.29%
GNMA Series 2003-40, Class TA, Dated 05/01/03, 4.5%, Due 03/20/33	70,904	—	73,293	0.27%
GNMA Series 2006-1, Class LA, Dated 01/01/06, 5.0%, Due 06/20/35	66,042	—	71,107	0.26%
GNMA Series 2010-130, Class CB, Dated 10/01/10, 3.5%, Due 10/16/40	72,997	—	70,685	0.26%
GNMA Series 2008-34, Class PC, Dated 04/01/08, 4.0%, Due 09/20/37	67,316	—	70,525	0.26%
GNMA Series 2005-56, Class DB, Dated 07/01/05, 5.0%, Due 08/20/33	66,000	—	70,506	0.26%
GNMA Series 2009-34, Class WB, Dated 05/01/09, 4.0%, Due 09/20/33	60,000	—	63,071	0.23%
GNMA Series 2005-60, Class HC, Dated 09/01/05, 5.0%, Due 05/20/32	55,000	—	57,780	0.21%
GNMA Series 2005-13, Class BD, Dated 02/01/05, 5.0%, Due 02/20/34	45,000	—	48,903	0.18%
GNMA Series 2007-49, Class CD, Dated 08/01/07, 5.5%, Due 11/20/32	45,000	—	48,193	0.18%
GNMA Series 2005-48, Class AH, Dated 06/01/05, 6.0%, Due 03/20/32	40,000	—	43,612	0.16%
GNMA Series 2005-26, Class BA, Dated 03/01/05, 5.5%, Due 03/20/32	36,271	—	39,311	0.14%
GNMA Series 2003-7, Class VT, Dated 01/01/03, 6.0%, Due 12/20/22	36,474	—	37,034	0.13%
GNMA Series 2004-47, Class QD, Dated 06/01/04, 5.0%, Due 08/16/33	34,627	—	36,362	0.13%
GNMA Series 2005-92, Class EC, Dated 12/01/05, 5.5%, Due 03/20/34	33,000	—	35,777	0.13%
GNMA Series 2008-56, Class DL, Dated 06/01/08, 5.5%, Due 09/20/37	28,000	—	30,372	0.11%
GNMA Series 2004-72, Class BA, Dated 09/01/04, 5.5%, Due 02/20/33	28,000	—	30,348	0.11%
GNMA Series 2008-65, Class PD, Dated 08/01/08, 5.75%, Due 09/20/37	25,000	—	27,523	0.10%
GNMA Series 2004-42, Class LE, Dated 06/01/04, 5.5%, Due 07/20/33	25,000	—	27,052	0.10%
GNMA Series 2003-39, Class LM, Dated 05/01/03, 5.0%, Due 05/20/32	22,112	—	23,058	0.08%
GNMA Series 2005-7, Class BA, Dated 02/01/05, 4.5%, Due 07/20/32	22,000	—	22,958	0.08%
GNMA Series 2004-42, Class AG, Dated 06/01/04, 6.0%, Due 03/20/32	19,344	—	20,978	0.08%
GNMA Series 2003-66, Class HC, Dated 08/01/03, 5.5%, Due 09/20/32	19,674	—	20,819	0.08%
GNMA Series 2003-62, Class KL, Dated 07/01/03, 4.25%, Due 06/20/33	18,275	—	19,472	0.07%
GNMA Series 2006-41, Class DB, Dated 08/01/06, 5.5%, Due 11/16/31	14,725	—	15,434	0.06%
GNMA Series 2003-46, Class TA, Dated 06/01/03, 5.5%, Due 03/20/33	10,790	—	11,075	0.04%
GNMA Series 1999-15, Class PC, Dated 05/01/99, 5.0%, Due 04/16/29	8,892	—	9,378	0.03%
GNMA Series 2003-18, Class KA, Dated 03/01/03, 5.0%, Due 07/20/31	447	—	450	0.00%
GNMA, Dated 10/01/08, 6.0%, Due 10/15/23	149,342	—	163,730	0.59%
GNMA, Dated 10/01/99, 7.0%, Due 10/15/14	14,793	—	15,781	0.06%
Western Asset Money Market Fund	721,050	—	721,050	2.62%

Total fixed income securities (cost $5,265,345)	$5,077,477		$5,312,921	19.31%

Total investments at fair value (cost $39,717,852)			$27,619,198	100.36%

*	Percentages are based on net assets of $27,521,128.

(1)	Investments in Underlying Funds are illiquid, exempt from registration under the Securities Act of 1933 and may only be sold accordingly.

(2)	Commitment to Barrow Street Real Estate Investment Fund III, LP includes a 10% reserve commitment.

(3)	A redemption request has been submitted for the investment in RREEF America REIT III, Inc., however that fund has suspended redemptions for an indefinite period. The Fund remains in the redemption queue.
At June 30, 2011, the aggregate cost of investments for tax purposes was approximately $39,717,852. Net unrealized depreciation on investments for tax purposes was ($12,098,654) consisting of $417,022 of gross unrealized appreciation and ($12,515,676) of gross unrealized depreciation.

MADISON HARBOR BALANCED STRATEGIES, INC.
Consolidated Schedule of Investments
June 30, 2011
(unaudited) (concluded)
The table below sets forth information about the level within the fair value hierarchy at which the Funds’ investments are measured at June 30, 2011:

	Quoted Prices in		Significant Other
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs	Balance as of
	(Level 1)	(Level 2)	(Level 3)	6/30/11
ASSETS
Fixed Income Securities:
Money Market Fund	$721,050	$—	$—	$721,050
U.S. agency securities and collateralized mortgage obligations	—	4,591,871	—	4,591,871
Private Equity Real Estate Funds	—	—	22,306,277	22,306,277

TOTAL	$721,050	$4,591,871	$22,306,277	$27,619,198

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Change in
	Beginning		unrealized		Net transfers	Ending
	Balance as of	Realized	appreciation/	Net purchase/	in and/or out	Balance as of
	3/31/11	gain/(loss)	(depreciation)	sales	of Level 3	6/30/11
ASSETS
Private Equity Real Estate Funds	$22,273,370	$—	$792,142	$(759,235)	$—	$22,306,277

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s Private Placement Memorandum and Supplements thereto, and most recent financial statements.

Item 2. Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Harbor Balanced Strategies, Inc.

By	/s/ Edward M. Casal

Edward M. Casal
Chief Executive Officer

Date: August 19, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward M. Casal

Edward M. Casal
Chief Executive Officer

Date: August 19, 2011

By	/s/ Michael Fortier

Michael Fortier
Chief Financial Officer

Date: August 19, 2011